UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  028-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

  /s/ Daniel Bender     McLean, VA     July 25, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $129,842 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BMC SOFTWARE INC               COM              055921100    10581   193444 SH       SOLE                   193444
CALIX INC                      COM              13100m509     3689   177190 SH       SOLE                   177190
COMSTOCK RES INC               COM NEW          205768203     6470   224747 SH       SOLE                   224747
ELECTRONIC ARTS INC            COM              285512109    11303   478931 SH       SOLE                   478931
EXELON CORP                    COM              30161n101     7912   184688 SH       SOLE                   184688
FIRSTENERGY CORP               COM              337932107     6769   153322 SH       SOLE                   153322
GNC HLDGS INC                  COM CL A         36191g107     5058   231908 SH       SOLE                   231908
GOOGLE INC                     CL A             38259p508     4463     8813 SH       SOLE                     8813
HARMONIC INC                   COM              413160102     3722   514834 SH       SOLE                   514834
KEYCORP NEW                    COM              493267108    11812  1417948 SH       SOLE                  1417948
MDU RES GROUP INC              COM              552690109     8262   367178 SH       SOLE                   367178
MICROSOFT CORP                 COM              594918104    12736   489861 SH       SOLE                   489861
O REILLY AUTOMOTIVE INC NEW    COM              67103h107     3979    60736 SH       SOLE                    60736
PHH CORP                       COM NEW          693320202     3987   194300 SH       SOLE                   194300
REACHLOCAL INC                 COM              75525f104     3790   181929 SH       SOLE                   181929
SAGENT PHARMACEUTICALS INC     COM              786692103     6999   259402 SH       SOLE                   259402
STATE STR CORP                 COM              857477103     6326   140288 SH       SOLE                   140288
UNITRIN INC                    COM              913275103     3923   132223 SH       SOLE                   132223
ZIONS BANCORPORATION           COM              989701107     8061   335747 SH       SOLE                   335747